Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Consolidated Subsidiaries
16.	Consolidated Subsidiaries

(1)	Consolidated subsidiaries as of December 31, 2023 and 2024 are as follows:

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2023	2024
Korea Hydro & Nuclear Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea South-East Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Midland Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Western Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Southern Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea East-West Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
KEPCO Engineering & Construction Company, Inc. (*1)	Engineering and construction for utility plant and others	Korea	51.00%	51.00%
KEPCO Plant Service & Engineering Co., Ltd.	Utility plant maintenance and others	Korea	51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.	Nuclear fuel	Korea	96.36%	96.36%
KEPCO KDN Co., Ltd.	Electric power information technology and others	Korea	100.00%	100.00%
KEPCO International HongKong Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO International Philippines Inc.	Holding company	Philippines	100.00%	100.00%
KEPCO Gansu International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO Philippines Holdings Inc.	Holding company	Philippines	100.00%	100.00%
KEPCO Philippines Corporation	Operation of utility plant	Philippines	100.00%	100.00%
KEPCO Ilijan Corporation	Construction and operation of utility plant	Philippines	51.00%	51.00%
KEPCO Neimenggu International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO Shanxi International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KOMIPO Global Pte Ltd.	Holding company	Singapore	100.00%	100.00%
KEPCO Netherlands B.V.	Holding company	Netherlands	100.00%	100.00%
KEPCO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSEP Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOMIPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KEPCO Middle East Holding Company	Holding company	Bahrain	100.00%	100.00%
Qatrana Electric Power Company	Construction and operation of utility plant	Jordan	80.00%	80.00%
KHNP Canada Energy Ltd.	Holding company	Canada	100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
Korea Waterbury Uranium Limited Partnership	Resources development	Canada	80.03%	80.12%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2023	2024
KEPCO Holdings de Mexico	Holding company	Mexico	100.00%	100.00%
KST Electric Power Company, S.A.P.I. de C.V.	Construction and operation of utility plant	Mexico	56.00%	56.00%
KEPCO Energy Service Company	Operation of utility plant	Mexico	100.00%	100.00%
KEPCO Netherlands S3 B.V.	Holding company	Netherlands	100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali	Operation of utility plant	Indonesia	51.00%	51.00%
PT. Cirebon Power Service (*2)	Operation of utility plant	Indonesia	27.50%	27.50%
KOWEPO International Corporation	Operation of utility plant	Philippines	99.99%	99.99%
KOSPO Jordan LLC	Operation of utility plant	Jordan	100.00%	100.00%
EWP America Inc.	Holding company	USA	100.00%	100.00%
EWP Renewable Corporation	Holding company	USA	100.00%	100.00%
KNF Canada Energy Limited	Holding company	Canada	100.00%	100.00%
EWP Barbados 1 SRL	Holding company	Barbados	100.00%	100.00%
California Power Holdings, LLC	Power generation	USA	100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.	Power generation	Korea	62.01%	62.01%
PT. Tanggamus Electric Power	Power generation	Indonesia	52.50%	52.50%
Gyeongju Wind Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KOMIPO America Inc.	Holding company	USA	100.00%	100.00%
PT. EWP Indonesia	Holding company	Indonesia	99.96%	99.99%
KEPCO Netherlands J3 B.V.	Holding company	Netherlands	100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Global One Pioneer B.V.	Holding company	Netherlands	100.00%	100.00%
Global Energy Pioneer B.V.	Holding company	Netherlands	100.00%	100.00%
Mira Power Limited (*3)	Power generation	Pakistan	76.00%	76.00%
KOSEP Material Co., Ltd.	Recycling fly ashes	Korea	86.22%	86.22%
Commerce and Industry Energy Co., Ltd. (*4)	RDF power generation	Korea	85.03%	85.03%
KEPCO KPS Philippines Corp.	Utility plant maintenance and others	Philippines	99.99%	99.99%
KOSPO Chile SpA	Holding company	Chile	100.00%	100.00%
PT. KOWEPO Sumsel Operation And Maintenance Services	Utility plant maintenance and others	Indonesia	95.00%	—
Hee Mang Sunlight Power Co., Ltd.	Operation of utility plant	Korea	100.00%	100.00%
Fujeij Wind Power Company	Operation of utility plant	Jordan	100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.	Operation of utility plant	Korea	100.00%	100.00%
Chitose Solar Power Plant LLC	Power generation	Japan	65.00%	65.00%
KEPCO ES Co., Ltd.	Energy service	Korea	100.00%	100.00%
KEPCO Solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
KOSPO Power Services Ltda.	Utility plant maintenance and others	Chile	65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust	Holding company	Korea	99.01%	99.01%
KOEN Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOMIPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
EWP Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Lao International	Utility plant maintenance and others	Laos	100.00%	100.00%
KEPCO Mangilao Holdings LLC	Holding company	USA	100.00%	100.00%
Mangilao Investment LLC	Holding company	USA	80.06%	69.55%
KEPCO Mangilao Solar, LLC	Power generation	USA	100.00%	100.00%
Jeju Hanlim Offshore Wind Co., Ltd.	Power generation	Korea	79.03%	79.03%
PT. Siborpa Eco Power	Construction and operation of utility plant	Indonesia	55.00%	55.00%
BSK E-New Industry Fund VII	Holding company	Korea	81.67%	81.67%
e-New Industry LB Fund 1	Holding company	Korea	76.11%	76.11%
Songhyun e-New Industry Fund	Holding company	Korea	80.65%	80.65%
BSK E-New Industry Fund X	Holding company	Korea	66.80%	66.80%
PT. Korea Energy Indonesia	Utility plant maintenance and others	Indonesia	95.00%	95.00%
KOLAT SpA	Utility plant maintenance and others	Chile	100.00%	100.00%
KEPCO California, LLC	Holding company	USA	100.00%	100.00%
KEPCO Mojave Holdings, LLC	Holding company	USA	100.00%	100.00%
Incheon Fuel Cell Co., Ltd.	Power generation	Korea	60.00%	60.00%
KOEN Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2023	2024
KOMIPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOWEPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOSPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
EWP Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
PT. KOMIPO Energy Indonesia	Utility plant maintenance and others	Indonesia	95.00%	95.00%
KNF Partners Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOSPO USA Inc.	Holding company	USA	100.00%	100.00%
KOSPO Niles LLC (formerly, Nambu USA LLC)	Holding company	USA	100.00%	100.00%
Tamra Offshore Wind Power Co., Ltd.	Power generation	Korea	63.00%	63.00%
KEPCO MCS Co., Ltd.	Electric meter reading and others	Korea	100.00%	100.00%
KEPCO FMS Co., Ltd.	Security service and others	Korea	100.00%	100.00%
Firstkeepers Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
Secutec Co., Ltd.	Security service	Korea	100.00%	100.00%
SE Green Energy Co., Ltd.	Power generation	Korea	84.80%	84.80%
Mangilao Intermediate Holdings LLC	Holding company	USA	100.00%	100.00%
KEPCO CSC Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOAK Power Limited	Hydro power facility maintenance	Pakistan	100.00%	100.00%
KOMIPO Europe B.V.	Holding company	Netherlands	100.00%	100.00%
Haenanum Energy Fund	Holding company	Korea	99.64%	99.64%
Paju Ecoenergy Co., Ltd.	Power generation	Korea	89.00%	89.00%
Guam Ukudu Power LLC	Power generation	USA	100.00%	100.00%
K-SOLAR SHINAN Co., Ltd.	Power generation	Korea	90.00%	90.00%
KPS Partners Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KEPCO E&C Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
Moha solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
Ogiri Solar Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KHNP USA LLC	Holding company	USA	100.00%	100.00%
KOMIPO Vanphong Power Service LLC	Utility plant maintenance and others	Vietnam	100.00%	100.00%
Energy Innovation Fund I	Holding company	Korea	71.91%	71.91%
KHNP Chile SpA	Holding company	Chile	100.00%	100.00%
Yeong Yang Apollon Photovoltaic Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Corporation Co., Ltd.	Power generation	Korea	100.00%	100.00%
SolarVader Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Innovation Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Horus Photovoltaic Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Solar Management Co., Ltd.	Power generation	Korea	100.00%	100.00%
LSG Hydro Power Limited	Holding company	Pakistan	99.80%	99.99%
KOEN Bio Co., Ltd.	Wood pellet utilization business	Korea	70.00%	70.00%
KOMIPO Energy Solution America, LLC	Holding company	USA	100.00%	100.00%
Elara Investment Holdings, LLC (*5)	Holding company	USA	0.10%	0.10%
Elara Equity Holdings, LLC	Holding company	USA	54.00%	54.00%
Elara Class B Holdings, LLC	Holding company	USA	100.00%	100.00%
Elara Class B Member, LLC	Holding company	USA	100.00%	100.00%
Elara Development Holdings, LLC	Holding company	USA	100.00%	100.00%
KOMIPO Development, LLC	Holding company	USA	100.00%	100.00%
Elara Energy Holdings, LLC	Holding company	USA	43.94%	61.62%
Elara Energy Project, LLC	Power generation	USA	100.00%	100.00%
KOMIPO Iberian Solar Group, S.L.U.	Holding company	Spain	100.00%	100.00%
Jeongam Wind Power Co., Ltd.	Power generation	Korea	80.00%	80.00%
KOWEPO Europe B.V.	Holding company	Netherlands	100.00%	100.00%
CVS Equity Holdings, LLC	Holding company	USA	81.34%	80.96%
CVS Class B Holdings, LLC	Holding company	USA	100.00%	100.00%
CVS Development Holdings, LLC	Holding company	USA	100.00%	100.00%
CVS Development, LLC	Holding company	USA	100.00%	100.00%
CVS Class B Member, LLC	Holding company	USA	100.00%	100.00%
CVS Energy Holdings, LLC	Holding company	USA	70.79%	62.62%
Concho Valley Energy, LLC	Holding company	USA	100.00%	100.00%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2023	2024
Concho Valley Solar, LLC	Power generation	USA	100.00%	100.00%
Yeongdeok Sunrise Wind Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
UI Carbon-Neutrality Fund	Holding company	Korea	78.97%	78.97%
KA Power Limited	Power generation	Pakistan	100.00%	100.00%
Western Power Changgi Solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
EWP Australia Pty., Ltd.	Holding company	Australia	100.00%	100.00%
Columboola Solar Farm Hold Co Pty., Ltd. (*3,6)	Holding company	Australia	74.04%	74.04%
Digital Innovation Growth Fund	Holding company	Korea	76.92%	76.92%
J Wind First, LLC (*7)	Company specializing in liquidization	Korea	—	—
KEPCO Holding Company	Holding company	Saudi Arabia	100.00%	100.00%
KEPCO for Maintenance Company	Utility plant maintenance and others	Saudi Arabia	100.00%	100.00%
KOSPO Trumbull LLC	Holding company	USA	100.00%	100.00%
Changjuk Wind Power Co., Ltd.	Power generation	Korea	73.00%	73.00%
Chile Solar JV SpA	Power generation	Chile	100.00%	100.00%
KEPCO KPS South Africa Pty., Ltd.	Utility plant maintenance and others	Republic of South Africa	100.00%	98.96%
KOWEPO Holding Limited	Holding company	United Arab Emirates	100.00%	100.00%
Magna Energy New Industrial Fund	Holding company	Korea	82.00%	71.30%
Columboola Solar Farm Nominees Pty., Ltd. (*3)	Power generation	Australia	100.00%	100.00%
Columboola Solar Farm Op Trust (*3)	Power generation	Australia	100.00%	100.00%
Columboola Solar Farm Fin Co Pty., Ltd. (*3)	Holding company	Australia	100.00%	100.00%
EWP ESS Holdings, LLC	Holding company	USA	100.00%	100.00%
Fairhaven ESS LLC	Holding company	USA	100.00%	100.00%
KOSPO Rutile, LLC	Holding company	USA	—	100.00%
Sprott Chile Solar I SpA	Holding company	Chile	—	100.00%

(*1)	Considering treasury stocks, the effective ownership interest is 51.24%. The Company sold a portion of its stocks in the subsidiary (14.77%) during the year ended December 31, 2023.

(*2)
The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.

(*3)
As of December 31, 2024, the annual reporting period of all subsidiaries ends on December 31, except for Mira Power Limited, Columboola Solar Farm Hold Co Pty., Ltd., Columboola Solar Farm Nominees Pty., Ltd., Columboola Solar Farm Op Trust and Columboola Solar Farm Fin Co Pty., Ltd.

(*4)
The Company guarantees a certain return on investments in Commerce and Industry Energy Co., Ltd. for the financial investors holding such investments. The financial investors have a right to claim the Company to sell its shares in the entity, which can be exercised 36 months after the date of acquisition.

(*5)
The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders’ agreement.

(*6)	Excluding preferred stocks, the percentage of ownership with voting rights is 100%.

(*7)
Although the Company does not hold a stake as of December 31, 2024, considering the purpose and design of the structured entity, the Company is exposed to volatility in the profits of the structured entity. In addition, The Company has the ability to direct activities that can most significantly affect the operations of the structured entity, so it has been determined that the Company has control over the entity.

(2)	Subsidiaries newly included in and excluded from consolidation for the year ended December 31, 2024 are as follows:
Subsidiaries included in consolidation during the year ended December 31, 2024.

Subsidiaries	Reason
KOSPO Rutile, LLC	New investment
Sprott Chile Solar I SpA	New investment

Subsidiaries excluded from consolidation during the year ended December 31, 2024.

Subsidiaries	Reason
PT. KOWEPO Sumsel Operation and Maintenance Services	Liquidation

(3)	Summary of financial information of consolidated subsidiaries as of and for the years ended December 31, 2023 and 2024 are as follows:

2023
Subsidiaries		Total assets	Total liabilities	Sales	Profit (Loss) for the period
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	70,535,018	45,660,916	10,798,378	151,638
Korea South-East Power Co., Ltd.		13,158,245	6,964,695	7,761,713	196,522
Korea Midland Power Co., Ltd.		15,309,205	10,368,698	7,611,821	(1,844)
Korea Western Power Co., Ltd.		12,710,246	7,648,441	6,915,233	126,519
Korea Southern Power Co., Ltd.		13,405,076	7,807,334	7,298,989	226,811
Korea East-West Power Co., Ltd.		11,683,112	5,626,034	5,571,885	139,013
KEPCO Engineering & Construction Company, Inc.		854,704	307,396	545,092	32,654
KEPCO Plant Service & Engineering Co., Ltd.		1,585,380	318,597	1,523,031	161,849
KEPCO Nuclear Fuel Co., Ltd.		1,101,960	622,157	284,066	43,533
KEPCO KDN Co., Ltd.		733,434	301,713	738,833	65,495
KEPCO International HongKong Ltd.		133,915	—	—	8,795
KEPCO International Philippines Inc.		72,830	—	—	4,891
KEPCO Gansu International Ltd.		7,226	608	—	(23)
KEPCO Philippines Holdings Inc.		180,592	96	—	8,802
KEPCO Philippines Corporation		2,607	—	—	127
KEPCO Ilijan Corporation		142,711	800	—	3,718
KEPCO Neimenggu International Ltd.		284,280	4,346	—	15,021
KEPCO Shanxi International Ltd.		707,447	329,539	—	(3,875)
KOMIPO Global Pte Ltd.		411,249	32,900	—	17,174
KEPCO Netherlands B.V.		141,088	45	—	3,856
KEPCO Australia Pty., Ltd.		749	34	—	131
KOSEP Australia Pty., Ltd.		79,308	7,990	29,675	10,665
KOMIPO Australia Pty., Ltd.		86,077	4,014	29,676	9,248
KOWEPO Australia Pty., Ltd.		86,074	3,571	29,675	9,001
KOSPO Australia Pty., Ltd.		32,828	3,923	29,675	10,329
KEPCO Middle East Holding Company		121,015	107,611	—	(1,548)
Qatrana Electric Power Company		491,627	208,707	26,779	20,949
KHNP Canada Energy Ltd.		155,242	12,379	—	392
KEPCO Bylong Australia Pty., Ltd.		44,557	465,231	—	(16,669)
Korea Waterbury Uranium Limited Partnership		20,772	44	—	(67)
KEPCO Holdings de Mexico		1,171	2,621	—	(121)
KST Electric Power Company, S.A.P.I. de C.V.		631,348	490,470	93,843	19,657
KEPCO Energy Service Company		2,028	716	10,193	251
KEPCO Netherlands S3 B.V.		70,613	16,710	—	1,769
PT. KOMIPO Pembangkitan Jawa Bali		17,303	3,929	23,639	1,579
PT. Cirebon Power Service		2,936	714	9,457	672
KOWEPO International Corporation		—	10	—	—
KOSPO Jordan LLC		19,387	3,881	17,665	7,082
EWP America Inc. (*1)		46,954	4,032	14,549	895
KNF Canada Energy Limited		2,261	34	—	(56)
EWP Barbados 1 SRL		434,690	14,217	2,448	36,566
Gyeonggi Green Energy Co., Ltd.		180,176	214,822	80,630	(28,549)

2023
Subsidiaries		Total assets	Total liabilities	Sales	Profit (Loss) for the period
		In millions of won
PT. Tanggamus Electric Power	￦	214,892	150,483	2,127	(2,230)
Gyeongju Wind Power Co., Ltd.		90,616	49,982	19,807	6,716
KOMIPO America Inc. (*2)		579,403	318,295	39,323	3,376
PT. EWP Indonesia		90,650	132	—	9,590
KEPCO Netherlands J3 B.V.		153,324	13,634	—	15,289
Korea Offshore Wind Power Co., Ltd.		334,444	143,827	40,313	6,497
Global One Pioneer B.V.		143	44	—	(85)
Global Energy Pioneer B.V.		336	44	—	(81)
Mira Power Limited		403,843	318,557	2,683	(1,590)
KOSEP Material Co., Ltd.		4,974	542	4,834	908
Commerce and Industry Energy Co., Ltd.		73,671	29,611	33,050	(2,901)
KEPCO KPS Philippines Corp.		5,775	884	4,608	97
KOSPO Chile SpA		166,643	75,619	—	—
PT. KOWEPO Sumsel Operation And Maintenance Services		26	260	—	—
Hee Mang Sunlight Power Co., Ltd.		5,877	2,403	689	202
Fujeij Wind Power Company		216,082	158,081	—	15,067
KOSPO Youngnam Power Co., Ltd.		360,026	255,761	410,173	(7,965)
Chitose Solar Power Plant LLC		98,911	84,228	14,447	2,059
KEPCO ES Co., Ltd.		322,529	15,367	14,151	5,384
KEPCO Solar Co., Ltd.		246,273	36,127	23,234	8,367
KOSPO Power Services Ltda.		6,976	7,086	17,634	(211)
Energy New Industry Specialized Investment Private Investment Trust (*3)		454,888	3,364	24,030	10,812
KOEN Bylong Pty., Ltd.		11	128	—	—
KOMIPO Bylong Pty., Ltd.		13	147	—	(20)
KOWEPO Bylong Pty., Ltd.		12	142	—	(43)
KOSPO Bylong Pty., Ltd.		388	541	—	(20)
EWP Bylong Pty., Ltd.		13	13	—	46
KOWEPO Lao International		13,038	223	10,270	6,268
KEPCO Mangilao Holdings LLC		90,445	41,898	775	785
Mangilao Investment LLC		206,714	15	—	(1)
KEPCO Mangilao Solar, LLC		206,600	1,918	13,593	826
Jeju Hanlim Offshore Wind Co., Ltd.		459,229	388,171	—	(3,032)
PT. Siborpa Eco Power		12,209	3	—	(52)
PT. Korea Energy Indonesia		1,878	101	1,897	132
KOLAT SpA		46,958	352	2,237	1,820
KEPCO California, LLC		46,606	6,823	613	(385)
KEPCO Mojave Holdings, LLC		93,233	78,328	—	(3,901)
Incheon Fuel Cell Co., Ltd.		259,169	237,409	96,924	(4,112)
KOEN Service Co., Ltd.		11,470	8,745	38,164	305
KOMIPO Service Co., Ltd.		7,944	4,777	37,525	960
KOWEPO Service Co., Ltd.		10,300	6,584	36,421	264
KOSPO Service Co., Ltd.		6,122	4,182	30,369	703
EWP Service Co., Ltd.		5,487	3,790	26,767	176
PT. KOMIPO Energy Indonesia		2,983	250	2,023	38
KNF partners Co., Ltd.		2,589	1,106	6,380	340
KOSPO USA Inc.		378,732	377	—	(6,351)
Nambu USA LLC		297,370	230	—	(732)
Tamra Offshore Wind Power Co., Ltd.		120,460	83,161	18,570	1,089
KEPCO MCS Co., Ltd.		111,189	73,940	307,146	(4,757)
KEPCO FMS Co., Ltd.		21,310	18,142	107,336	1,895
Firstkeepers Co., Ltd.		18,698	12,437	90,575	2,689
Secutec Co., Ltd.		16,038	11,797	72,284	699

2023
Subsidiaries		Total assets	Total liabilities	Sales	Profit (Loss) for the period
		In millions of won
SE Green Energy Co., Ltd.	￦	147,251	114,737	40,326	(1,305)
Mangilao Intermediate Holdings LLC		206,771	114,954	—	(5,293)
KEPCO CSC Co., Ltd.		15,985	12,170	49,502	2,644
KOAK Power Limited		15,000	528	—	714
KOMIPO Europe B.V.		86,109	69	1,183	109
Haenanum Energy Fund		7,415	3	47	(1)
Paju Ecoenergy Co., Ltd.		60,653	2,146	15,351	(357)
Guam Ukudu Power LLC		749,837	720,795	—	(19,904)
K-SOLAR SHINAN Co., Ltd.		298,866	281,676	37,137	(6,896)
KPS Partners Co., Ltd.		3,503	1,776	12,921	183
KEPCO E&C Service Co., Ltd.		7,167	1,938	16,454	1,505
Moha solar Co., Ltd.		27,213	29,363	—	112
Ogiri Solar Power Co., Ltd.		1,032	31	—	(9)
KHNP USA LLC		1,517	140	1,142	166
KOMIPO Vanphong Power Service LLC		26,819	3,768	21,396	10,879
Energy Innovation Fund I		43,725	419	—	(766)
KHNP Chile SpA		5,555	4,219	—	(66)
Yeong Yang Apollon Photovoltaic Co., Ltd.		1,529	1,427	219	42
Yeong Yang Corporation Co., Ltd.		1,519	1,418	216	39
SolarVader Co., Ltd.		1,529	1,421	219	40
Yeong Yang Innovation Co., Ltd.		1,510	1,418	210	32
Yeong Yang Horus Photovoltaic Co., Ltd.		1,502	1,418	206	28
Yeong Yang Solar Management Co., Ltd.		1,540	1,420	224	46
LSG Hydro Power Limited		717	8	—	(219)
KOEN Bio Co., Ltd.		1,010	585	2,467	372
KOMIPO Iberian Solar Group, S.L.U.		79,666	66,874	—	(931)
Jeongam Wind Power Co., Ltd.		75,744	63,219	8,154	(958)
KOWEPO Europe B.V.		107	3,177	—	(44,685)
Yeongdeok Sunrise Wind Power Co., Ltd.		94,615	74,842	—	(383)
KA Power Limited		3,173	172	—	126
Western Power Changgi Solar Co., Ltd.		46,950	40,815	7,036	2,011
EWP Australia Pty., Ltd.		52,734	—	325	337
Columboola Solar Farm Hold Co Pty., Ltd. (*4)		311,259	213,822	10,072	3,217
Digital Innovation Growth Fund		11,624	96	—	(266)
J Wind First, LLC		52,304	52,304	2,540	—
KEPCO Holding Company		3,307	—	—	(23)
KEPCO for Maintenance Company		118	—	—	(45)
KOSPO Trumbull LLC		25	—	—	(10)
Changjuk Wind Power Co., Ltd.		24,364	3,049	6,230	744
Chile Solar JV SpA		98,705	75,472	9,050	(2,768)
KEPCO KPS South Africa Pty., Ltd.		9,222	4,236	8,512	834
KOWEPO Holding Limited		1,323	1,371	—	(49)

(*1)	Financial information of EWP America Inc. includes that of 4 other subsidiaries, EWP Renewable Corporation, and California Power Holdings LLC, EWP ESS Holdings, LLC, and Fairhaven ESS LLC.

(*2)	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.

(*3)
Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of 6 other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, Songhyun e-New Industry Fund, BSK E-New Industry Fund X, UI Carbon-Neutrality Fund, and Magna Energy New Industrial Fund.

(*4)	Financial information of Columboola Solar Farm Hold Co Pty., Ltd. includes that of 3 other subsidiaries including Columboola Solar Farm Nominees Pty., Ltd.

2024
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	72,508,359	47,082,862	13,447,880	567,267
Korea South-East Power Co., Ltd.		13,203,109	6,447,903	6,527,922	382,336
Korea Midland Power Co., Ltd.		14,849,596	9,513,087	7,088,426	225,196
Korea Western Power Co., Ltd.		13,309,836	7,708,730	6,193,922	361,725
Korea Southern Power Co., Ltd.		13,184,059	7,101,465	6,430,487	311,530
Korea East-West Power Co., Ltd.		12,287,969	5,592,569	5,322,832	467,885
KEPCO Engineering & Construction Company, Inc.		945,384	367,910	553,363	58,513
KEPCO Plant Service & Engineering Co., Ltd.		1,675,776	355,479	1,534,269	170,967
KEPCO Nuclear Fuel Co., Ltd.		1,060,367	562,604	397,595	48,061
KEPCO KDN Co., Ltd.		846,361	222,119	781,646	215,791
KEPCO International HongKong Ltd.		149,757	1,611	—	7,596
KEPCO International Philippines Inc.		13,720	78	—	40,427
KEPCO Gansu International Ltd.		8,233	693	—	(5)
KEPCO Philippines Holdings Inc.		202,810	173	—	49,999
KEPCO Philippines Corporation		2,990	4	—	120
KEPCO Ilijan Corporation		58,752	615	—	4,549
KEPCO Neimenggu International Ltd.		323,519	4,839	—	10,891
KEPCO Shanxi International Ltd.		811,971	366,377	—	13,677
KOMIPO Global Pte Ltd.		454,052	2,716	—	15,618
KEPCO Netherlands B.V.		155,632	109	—	4,237
KEPCO Australia Pty., Ltd.		226	—	—	(4,017)
KOSEP Australia Pty., Ltd.		55,461	7,847	31,935	10,139
KOMIPO Australia Pty., Ltd.		94,760	3,214	31,935	6,253
KOWEPO Australia Pty., Ltd.		93,353	2,736	31,935	4,978
KOSPO Australia Pty., Ltd.		39,606	3,221	31,935	8,768
KEPCO Middle East Holding Company		136,740	129,721	—	(7,668)
Qatrana Electric Power Company		554,387	207,773	28,465	24,062
KHNP Canada Energy Ltd.		180,220	20,431	—	506
KEPCO Bylong Australia Pty., Ltd.		45,420	552,861	—	(69,620)
Korea Waterbury Uranium Limited Partnership		20,773	62	—	(142)
KEPCO Holdings de Mexico		670	3,025	—	(1,032)
KST Electric Power Company, S.A.P.I. de C.V.		654,086	532,766	67,656	24,713
KEPCO Energy Service Company		2,257	1,198	9,361	146
KEPCO Netherlands S3 B.V.		81,554	19,084	—	978
PT. KOMIPO Pembangkitan Jawa Bali		18,014	3,684	21,567	969
PT. Cirebon Power Service		3,004	823	10,515	586
KOWEPO International Corporation		—	11	—	—
KOSPO Jordan LLC		36,620	22,271	17,477	4,312
EWP America Inc. (*1)		49,381	3,120	14,888	332
KNF Canada Energy Limited		2,337	30	—	(67)
EWP Barbados 1 SRL		469,387	1,463	—	28,937
Gyeonggi Green Energy Co., Ltd.		160,060	226,650	60,769	(31,941)
PT. Tanggamus Electric Power		232,963	155,119	6,136	4,216
Gyeongju Wind Power Co., Ltd.		87,987	41,547	18,550	5,817
KOMIPO America Inc. (*2)		633,218	328,237	18,806	9,662
PT. EWP Indonesia		101,015	84	—	6,115
KEPCO Netherlands J3 B.V.		174,130	15,748	—	7,378
Korea Offshore Wind Power Co., Ltd.		336,687	131,463	41,489	14,607

2024
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Global One Pioneer B.V.	￦	150	64	—	(130)
Global Energy Pioneer B.V.		363	69	—	(131)
Mira Power Limited		443,556	332,629	4,213	11,499
KOSEP Material Co., Ltd.		6,111	539	5,016	1,108
Commerce and Industry Energy Co., Ltd.		65,954	25,841	35,054	(3,638)
KEPCO KPS Philippines Corp.		6,403	594	7,372	422
KOSPO Chile SpA		186,200	83,705	—	(1,185)
Hee Mang Sunlight Power Co., Ltd.		5,875	2,355	567	46
Fujeij Wind Power Company		245,967	171,610	—	14,962
KOSPO Youngnam Power Co., Ltd.		371,946	257,626	412,037	10,275
Chitose Solar Power Plant LLC		93,435	78,709	14,453	2,553
KEPCO ES Co., Ltd.		318,648	6,087	6,384	8,758
KEPCO Solar Co., Ltd.		240,555	29,240	20,788	6,210
KOSPO Power Services Ltda.		8,118	6,363	17,005	1,924
Energy New Industry Specialized Investment Private Investment Trust (*3)		483,585	3,358	—	22,608
KOEN Bylong Pty., Ltd.		15	165	—	(12)
KOMIPO Bylong Pty., Ltd.		15	172	—	(17)
KOWEPO Bylong Pty., Ltd.		15	168	—	(17)
KOSPO Bylong Pty., Ltd.		202	425	—	(57)
EWP Bylong Pty., Ltd.		15	13	—	2
KOWEPO Lao International		17,335	2,247	11,891	4,823
KEPCO Mangilao Holdings LLC		99,669	52,732	810	(7,804)
Mangilao Investment LLC		224,646	18	—	—
KEPCO Mangilao Solar, LLC		226,509	247	16,907	3,634
Jeju Hanlim Offshore Wind Co., Ltd.		590,613	524,640	10,872	(5,067)
PT. Siborpa Eco Power		13,877	3	—	(38)
PT. Korea Energy Indonesia		9,146	5,524	4,550	1,171
KOLAT SpA		49,452	406	2,880	1,090
KEPCO California, LLC		52,627	7,464	645	(507)
KEPCO Mojave Holdings, LLC		101,912	90,646	—	(3,950)
Incheon Fuel Cell Co., Ltd.		249,022	233,049	91,097	(5,805)
KOEN Service Co., Ltd.		10,072	7,186	39,482	323
KOMIPO Service Co., Ltd.		8,123	4,728	38,415	657
KOWEPO Service Co., Ltd.		8,422	6,678	40,875	314
KOSPO Service Co., Ltd.		7,199	4,593	32,422	949
EWP Service Co., Ltd.		5,291	3,851	27,101	27
PT. KOMIPO Energy Indonesia		5,177	1,273	6,433	874
KNF partners Co., Ltd.		2,875	1,182	6,700	286
KOSPO USA Inc.		725,984	321	—	(6,099)
KOSPO Niles LLC (formerly, Nambu USA LLC)		326,651	51	—	9,947
Tamra Offshore Wind Power Co., Ltd.		112,747	74,809	19,937	1,551
KEPCO MCS Co., Ltd.		94,305	67,881	292,011	(9,033)
KEPCO FMS Co., Ltd.		16,330	18,815	108,560	1,126
Firstkeepers Co., Ltd.		24,800	13,930	95,836	4,546
Secutec Co., Ltd.		17,416	11,980	78,011	1,968
SE Green Energy Co., Ltd.		126,012	93,330	41,251	178
Mangilao Intermediate Holdings LLC		230,079	126,833	—	(1,277)
KEPCO CSC Co., Ltd.		17,430	11,516	49,443	2,944
KOAK Power Limited		16,961	322	—	(75)
KOMIPO Europe B.V.		84,899	123	890	(6,403)
Haenanum Energy Fund		7,415	3	493	445

2024
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Paju Ecoenergy Co., Ltd.	￦	61,836	2,635	16,306	697
Guam Ukudu Power LLC		940,137	960,812	112,782	(39,280)
K-SOLAR SHINAN Co., Ltd.		279,204	263,030	34,148	907
KPS Partners Co., Ltd.		4,264	2,298	14,053	487
KEPCO E&C Service Co., Ltd.		8,437	1,738	16,861	1,578
Moha solar Co., Ltd.		25,946	28,391	—	(273)
Ogiri Solar Power Co., Ltd.		1,077	21	77	55
KHNP USA LLC		2,170	400	1,196	186
KOMIPO Vanphong Power Service LLC		39,147	3,592	26,235	9,951
Energy Innovation Fund I		40,554	894	—	(899)
KHNP Chile SpA		6,081	4,818	—	(60)
Yeong Yang Apollon Photovoltaic Co., Ltd.		1,422	1,324	194	(4)
Yeong Yang Corporation Co., Ltd.		1,403	1,314	190	(12)
SolarVader Co., Ltd.		1,413	1,317	195	(12)
Yeong Yang Innovation Co., Ltd.		1,407	1,314	188	1
Yeong Yang Horus Photovoltaic Co., Ltd.		1,395	1,314	184	(3)
Yeong Yang Solar Management Co., Ltd.		1,415	1,318	198	(23)
LSG Hydro Power Limited		629	12	—	(187)
KOEN Bio Co., Ltd.		1,179	683	1,570	90
KOMIPO Iberian Solar Group, S.L.U.		76,858	69,709	—	(3,786)
Jeongam Wind Power Co., Ltd.		70,772	60,170	7,094	(2,113)
KOWEPO Europe B.V.		35	3,511	—	(181)
Yeongdeok Sunrise Wind Power Co., Ltd.		112,863	87,437	7,717	3,555
KA Power Limited		6,620	3,375	—	(207)
Western Power Changgi Solar Co., Ltd.		43,393	36,938	6,461	321
EWP Australia Pty., Ltd.		67,756	358	—	12,457
Columboola Solar Farm Hold Co Pty., Ltd. (*4)		342,603	222,480	8,349	20,622
Digital Innovation Growth Fund		11,989	172	—	1,745
J Wind First, LLC		54,456	54,456	2,992	—
KEPCO Holding Company		3,727	—	—	(35)
KEPCO for Maintenance Company		12,192	10,078	2,726	1,838
KOSPO Trumbull LLC		336,425	—	—	—
Changjuk Wind Power Co., Ltd.		25,434	2,815	5,983	686
Chile Solar JV SpA		96,796	81,288	9,862	(5,411)
KEPCO KPS South Africa Pty., Ltd.		10,784	4,688	19,713	266
KOWEPO Holding Limited		9,108	888	—	7,679
KOSPO Rutile, LLC		147	—	—	—
Sprott Chile Solar I SpA		8,682	27	—	1

(*1)	Financial information of EWP America Inc. includes that of 4 other subsidiaries, EWP Renewable Corporation, California Power Holdings LLC, EWP ESS Holdings, LLC, and Fairhaven ESS LLC.

(*2)	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.

(*3)
Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of 6 other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, Songhyun e-New Industry Fund, BSK E-New Industry Fund X, UI Carbon-Neutrality Fund, and Magna Energy New Industrial Fund.

(*4)	Financial information of Columboola Solar Farm Hold Co Pty., Ltd. includes that of 3 other subsidiaries including Columboola Solar Farm Nominees Pty., Ltd.

Company	Nature and extent of any significant restrictions
Gyeonggi Green Energy Co., Ltd.	Acquisition or disposal of assets of more than ￦10 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the entity.

KOSPO Youngnam Power Co., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied. The Company’s shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Jeongam Wind Power Co., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Also, payments to the contracting party may be restricted depending on the financial management priority of the contract. The Company’s shares cannot be wholly or partially transferred without prior consent of other stakeholders including shareholders or financial institutions.

Incheon Fuel Cell Co., Ltd.	Acquisition or disposal of assets of more than ￦20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the entity.

Gyeongju Wind Power Co., Ltd.	Dividends and settlement amounts for O&M and renewable energy certificate may be payable only when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained.

Korea Offshore Wind Power Co., Ltd.	Principals and interest on subordinated loans or dividends and settlement amounts for renewable energy certificate may be payable only when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. The Company’s equity interest in the subsidiary may not be transferred either wholly or partially without prior written consent of financial institutions.

Jeju Hanlim Offshore Wind Co., Ltd.	Prior approval from the lender is required when withdrawing funds (major expenditure, REC settlement, dividend payment, etc.) according to the loan agreement.

Yeongdeok Sunrise Wind Power Co., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied.

Columboola Solar Farm Hold Co Pty., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied.

Guam Ukudu Power LLC	Dividends may be payable only when all conditions of the loan agreement are satisfied. Disposing or transferring assets either as a whole or as a part is restricted, and the Company’s equity interest in the subsidiary may not be transferred either wholly or partially without prior consent of other stakeholders including financial institutions.

Mira Power Limited	The Company’s equity interest may not be transferred either wholly or partially without prior consent of other stakeholders.

Chile Solar JV SpA	The Company’s equity interest may not be transferred either wholly or partially without prior consent of other stakeholders.

Company	Nature and extent of any significant restrictions

K-SOLAR SHINAN Co., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied. The Company’s equity interest may not be transferred either wholly or partially without prior consent of other stakeholders until five years have elapsed after the commencement of the operation.

Western Power Changgi Solar Co., Ltd.	Principals and interest on subordinated loans or dividends to investors are only payable when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Also, the Company’s equity interest may not be transferred either wholly or partially without prior written consent of financial institutions.

Chitose Solar Power Plant LLC	Capital expenditure may be incurred only upon prior consent of financial institutions. The issuance of securities to third parties, including current investors, is restricted, and the amount of paid-in capital cannot either increase, be written off or decrease.

Mangilao Intermediate Holdings LLC	Changes or termination of the O&M contract, and delays in the EPC contract may not be made without the prior written consent of the majority of the lenders, and dividends can be implemented only after repayment of the loan is completed.

Fujeij Wind Power Company	Incurring additional borrowings not specified in the loan agreement, or changing the PPA schedule or the EPC contract without the lender’s prior written consent is restricted. Also, commercial operation before acquiring wind turbine is restricted without prior consent from the EPC contractor. In addition, capital acquisition and new share issuance other than dividends payment to investors are restricted.

Qatrana Electric Power Company	Dividends payment, repayment of capital investment, and settlement for O&M can only be made when all conditions of the loan agreement are satisfied and prior consent of financial institutions is obtained.

KST Electric Power Company, S.A.P.I. de C.V.	Disposal of assets exceeding $5 million per year is restricted, and the debt ratio is required to be maintained below 90%. Additionally, capital and cost expenditures that do not meet the conditions in the loan agreement are restricted.

(5)	As of December 31, 2024, the Company has following entitlements in relation to its subsidiaries as per its shareholder’s agreements:

Company	Unrecognized Commitments
Jeongam Wind Power Co., Ltd.	When the Company requests other shareholders to transfer shares after the completion of the power generation complex, the Company has a right to purchase the shares at fair value.

Changjuk Wind Power Co., Ltd.	When other shareholders want to sell their shares after the performance guarantee period of wind power generators stipulated in the equipment supply contract is completed, the Company has an obligation to purchase the shares at fair value after consulting with the parties on the timing and size of the acquisition, taking in to account financial conditions, business conditions, and other circumstances.

Columboola Solar Farm Hold Co Pty., Ltd.	The Company holds a call option to purchase the shares held by another shareholder at 80% of the stock’s valuation in the event of a breach of obligation specified in the shareholder agreement.

(6)	Details of non-controlling interests prior to intra-Company eliminations as of and for the years ended December 31, 2022, 2023 and 2024 are as follows:

2022
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	230,031	861,705	372,031	1,147,973	2,611,740
Non-current assets		1,101	693,748	443,502	4,942,229	6,080,580
Current liabilities		(3,642)	(316,497)	(243,796)	(841,521)	(1,405,456)
Non-current liabilities		—	(28,205)	(28,323)	(2,944,145)	(3,000,673)
Net assets		227,490	1,210,751	543,414	2,304,536	4,286,191
Book value of non-controlling interests		111,470	593,268	184,326	565,796	1,454,860
Sales		23,263	1,425,913	505,291	1,709,390	3,663,857
Profit for the year		16,455	97,881	17,954	91,566	223,856
Profit for the year attributable to non-controlling interests		8,063	47,962	6,090	(24,370)	37,745
Cash flows from operating activities		68,475	81,419	4,918	231,653	386,465
Cash flows from investing activities		22,604	27,372	18,712	(747,507)	(678,819)
Cash flows from financing activities before dividends to non-controlling interests		(9,609)	(33,187)	(7,260)	582,580	532,524
Dividends to non-controlling interests		(8,834)	(26,438)	(3,071)	(4,001)	(42,344)
Effect of exchange rate fluctuation		8,807	(486)	5	(11,023)	(2,697)
Net increase of cash and cash equivalents		81,443	48,680	13,304	51,702	195,129

2023
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	48.76%
Current assets	￦	142,023	953,211	446,900	1,193,078	2,735,212
Non-current assets		688	632,169	407,804	4,639,760	5,680,421
Current liabilities		(252)	(313,249)	(249,899)	(1,009,791)	(1,573,191)
Non-current liabilities		(548)	(5,348)	(57,497)	(2,737,589)	(2,800,982)
Net assets		141,911	1,266,783	547,308	2,085,458	4,041,460
Book value of non-controlling interests		69,536	620,723	266,867	462,581	1,419,707
Sales		—	1,523,031	545,092	1,212,372	3,280,495
Profit for the year		3,718	161,849	32,654	63,145	261,366
Profit for the year attributable to non-controlling interests		1,822	79,306	15,922	9,355	106,405
Cash flows from operating activities		1,086	(35,492)	39,985	368,415	373,994
Cash flows from investing activities		84	26,915	(19,345)	(508,844)	(501,190)
Cash flows from financing activities before dividends to non-controlling interests		(93,348)	(36,433)	(6,687)	119,109	(17,359)
Dividends to non-controlling interests		(643)	(28,775)	(5,250)	(20,866)	(55,534)
Effect of exchange rate fluctuation		5,135	(454)	(35)	2,813	7,459
Net increase (decrease) of cash and cash equivalents		(87,686)	(74,239)	8,668	(39,373)	(192,630)

2024
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	48.76%
Current assets	￦	58,291	1,033,936	568,226	1,284,969	2,945,422
Non-current assets		461	641,840	377,158	4,814,101	5,833,560
Current liabilities		(280)	(341,918)	(359,629)	(1,282,746)	(1,984,573)
Non-current liabilities		(335)	(13,561)	(8,281)	(2,578,521)	(2,600,698)
Net assets		58,137	1,320,297	577,474	2,237,803	4,193,711
Book value of non-controlling interests		28,487	646,946	281,576	490,588	1,447,597
Sales		—	1,534,269	553,363	1,032,246	3,119,878
Profit for the year		4,549	170,967	58,513	120,682	354,711
Profit for the year attributable to non-controlling interests		2,229	83,774	28,531	15,736	130,270
Cash flows from operating activities		5,034	538,151	46,528	345,168	934,881
Cash flows from investing activities		—	(379,243)	(31,761)	(195,587)	(606,591)
Cash flows from financing activities before dividends to non-controlling interests		(64,696)	(63,535)	(11,104)	(161,447)	(300,782)
Dividends to non-controlling interests		(36,759)	(47,584)	(9,552)	(43,321)	(137,216)
Effect of exchange rate fluctuation		12,321	1,362	447	28,762	42,892
Net increase (decrease) of cash and cash equivalents		(84,100)	49,151	(5,442)	(26,425)	(66,816)

(7)	Changes in goodwill

(i)	Details of goodwill as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Acquisition cost	￦	101,738	101,761
Less: Accumulated impairment		(2,582)	(2,582)

Carrying book value	￦	99,156	99,179

(ii)	Changes in goodwill for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning	Increase	Decrease	Impairment	Others	Ending
		In millions of won
Acquisition cost	￦	100,093	1,859	—	—	(214)	101,738
Less: Accumulated impairment		—	—	—	(2,582)	—	(2,582)

Carrying book value	￦	100,093	1,859	—	(2,582)	(214)	99,156

		2024
		Beginning	Increase	Decrease	Impairment	Others	Ending
		In millions of won
Acquisition cost	￦	101,738	—	—	—	23	101,761
Less: Accumulated impairment		(2,582)	—	—	—	—	(2,582)

Carrying book value	￦	99,156	—	—	—	23	99,179

(8)	Disposals of subsidiaries
The Company has completed the liquidation process of PT. KOWEPO Sumsel Operation and Maintenance Services and KEPCO Lebanon SARL for the year ended December 31, 2024. In addition, the Company has completed the liquidation process of its subsidiaries KHNP Spain, S.L. and KEPCO US Inc. for the year ended December 31, 2023.

(9)	Cash dividends received from subsidiaries for the years ended December 31, 2022, 2023 and 2024, respectively, are as follows:

Subsidiaries		2022	2023	2024
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	136,010	1,560,120	—
Korea South-East Power Co., Ltd.		4,808	340,710	—
Korea Midland Power Co., Ltd.		24,694	291,558	—
Korea Western Power Co., Ltd.		—	344,756	—
Korea Southern Power Co., Ltd.		—	293,027	—
Korea East-West Power Co., Ltd.		4,866	300,436	—
KEPCO Engineering & Construction Company, Inc.		5,983	7,114	10,039
KEPCO Plant Service & Engineering Co., Ltd.		27,517	29,952	49,529
KEPCO Nuclear Fuel Co., Ltd.		11,184	15,178	20,976
KEPCO KDN Co., Ltd.		36,986	185,549	—
KEPCO ES Co., Ltd.		1,707	9,480	3,180
KEPCO Solar Co., Ltd.		1,409	16,023	5,021
KEPCO MCS Co., Ltd.		—	15,353	—
KEPCO International HongKong Ltd.		9,044	5,962	7,753
KEPCO Philippines Corporation		2,375	24,246	—
KEPCO Ilijan Corporation		9,195	1,298	41,234
KEPCO Philippines Holdings Inc.		34,913	1,386	44,557
KOSPO Australia Pty., Ltd.		31,386	—	—
KEPCO Netherlands B.V.		16,795	3,124	4,638
Qatrana Electric Power Company		2,751	6,511	1,056
KEPCO KPS Philippines Corp.		302	—	—
Tamra Offshore Wind Power Co., Ltd.		2,877	3,863	—
KEPCO Netherlands S3 B.V.		4,005	2,477	—
PT. KOMIPO Pembangkitan Jawa Bali		859	578	603
PT. EWP Indonesia		4,262	—	9,555
Gyeongju Wind Power Co., Ltd.		2,100	6,300	—
KOSPO Power Services Ltda .		305	1,201	—
KEPCO Netherlands J3 B.V.		46,510	13,144	8,820
PT. Cirebon Power Service		241	12,673	256
Chitose Solar Power Plant LLC		639	1,386	1,882
Fujeij Wind Power Company		15,102	6,047	8,563
KOSPO Jordan LLC		11,450	6,089	7,901
EWP America Inc.		3,887	—	1,039
KOWEPO Lao International		12,106	—	3,631
KEPCO Neimenggu International Ltd.		—	4,058	11,393
KST Electric Power Company, S.A.P.I. de C.V.		—	3,145	34,146
KOMIPO Global Pte Ltd.		—	31,066	—
KOSPO Australia Pty., Ltd.		—	12,558	—
Changjuk Wind Power Co., Ltd.		—	4,015	—
EWP Barbados 1 SRL		—	12,987	—
KEPCO Energy Service Company		—	629	310
Chile Solar JV SpA		—	1,127	—
Haenanum Energy Fund		—	—	443
KEPCO International Philippines Inc.		—	—	96,843
KOSEP Australia Pty., Ltd.		—	—	33,940

	￦	466,268	3,575,130	407,308